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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

   Brian C. Broderick
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,          MA         02109
Business Address           (Street)           (City)        (State)       (Zip)

   (617)227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                         Form and that the submission of
   any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15/th/ day of May, 2008.


                                             Brian C. Broderick
                                             -----------------------------------
                                             (Name of Institutional
                                             Investment Manager)


                                             -----------------------------------
                                             (Manual Signature of Person
                                             Duly Authorized to Submit
                                             This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:
----------------------------  -------------
1. John M. Cornish            28-5362

2. Michael B. Elefante       28-06218

3. Stephen W. Kidder (35)*    28-11134

4. Lawrence T. Perera         28-06167

5. Michael J. Puzo            28-06165

6. Kurt F. Somerville         28-10379

7.

8.

9.

10.

*    Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
A F L A C INC             COMMON STOCK   001055102      1028613    15837               XX                   10337
                                                                                       XX     35             5500

AT&T INC                  COMMON STOCK   00206R102       297783     7775               XX                    6475
                                                                                       XX     35             1300

ABBOTT LABS               COMMON STOCK   002824100      1302202    23612               XX                   13912
                                                                                       XX     35             9700

AMERICAN INTERNATIONAL    COMMON STOCK   026874107       384320     8886               XX                    4761
GROUP INC                                                                              XX     35             4125

AMGEN INC                 COMMON STOCK   031162100       392732     9400               XX                    3200
                                                                                       XX     35             6200

ANADARKO PETROLEUM        COMMON STOCK   032511107       317671     5040               XX                    3736
CORP                                                                                   XX     35             1304

ANHEUSER BUSCH CO INC     COMMON STOCK   035229103       382542     8062               XX                    8062

APTARGROUP INC            COMMON STOCK   038336103      2168284    55697               XX                   31937
                                                                                       XX     35            23760

AUTOMATIC DATA            COMMON STOCK   053015103       511435    12065               XX                    7065
PROCESSING                                                                             XX     35             5000

AVERY DENNISON CORP       COMMON STOCK   053611109       226550     4600               XX                    2800
                                                                                       XX     35             1800

B P PLC ADR               COMMON STOCK   055622104      1522679    25106               XX                   13699
                                                                                       XX     35            11407

BAXTER INT'L INC          COMMON STOCK   071813109       325989     5638               XX                    2000
                                                                                       XX     35             3638

BERKSHIRE HATHAWAY INC    CLASS B        084670207       286266       64               XX                      50
                                                                                       XX     35               14

BRISTOL MYERS SQUIBB      COMMON STOCK   110122108       296517    13921               XX                   13921
CO

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
C I G N A CORP            COMMON STOCK   125509109       266180     6561               XX     35             6561

CANADIAN NATIONAL         COMMON STOCK   136375102      2340621    48440               XX                   27728
RAILWAY CO                                                                             XX     35            20712

CATERPILLAR INC           COMMON STOCK   149123101       236749     3024               XX                    3024

CHEVRON CORP              COMMON STOCK   166764100      1273059    14914               XX                    8114
                                                                                       XX     35             6800

CHUBB CORPORATION         COMMON STOCK   171232101       316672     6400               XX                    6400

CISCO SYS INC             COMMON STOCK   17275R102      1017321    42230               XX                   30280
                                                                                       XX     35            11950

CITIGROUP INC             COMMON STOCK   172967101       431999    19808               XX                     390
                                                                                       XX     35            19418

CITIZENS COMMUNICATIONS   COMMON STOCK   17453B101       131775    12562               XX                   12562
CO

COCA COLA CO              COMMON STOCK   191216100       295220     4850               XX     35             4850

CONOCOPHILLIPS            COMMON STOCK   20825C104       823754    10809               XX                   10088
                                                                                       XX     35              721

E I DU PONT DE NEMOURS    COMMON STOCK   263534109       443706     9489               XX                    8289
& CO                                                                                   XX     35             1200

E M C CORP                COMMON STOCK   268648102       835592    58270               XX                   38320
                                                                                       XX     35            19950

EMERSON ELECTRIC CO       COMMON STOCK   291011104      2268048    44074               XX                   26004
                                                                                       XX     35            18070

ENCANA CORP               COMMON STOCK   292505104      3536389    46685               XX                   32935
                                                                                       XX     35            13750

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
EXXON MOBIL CORP          COMMON STOCK   30231G102      6843114    80907               XX                   57888
                                                                                       XX     35            23019

GENERAL ELECTRIC CO       COMMON STOCK   369604103      3401220    91900               XX                   70300
                                                                                       XX     35            21600

GROUPE DANONE             SPONSORED      399449107      1211625    67500               XX                   36900
                          ADR                                                          XX     35            30600

HARTFORD FINL SVCS        COMMON STOCK   416515104       259133     3420               XX                      50
GROUP INC                                                                              XX     35             3370

HELMERICH & PAYNE INC     COMMON STOCK   423452101       239037     5100               XX                    2300
                                                                                       XX     35             2800

HEWLETT PACKARD CO        COMMON STOCK   428236103       462536    10130               XX                    9630
                                                                                       XX     35              500

HONEYWELL INTERNATIONAL   COMMON STOCK   438516106       559574     9918               XX                    9918
INC

INTEL CORPORATION         COMMON STOCK   458140100      2699222   127442               XX                   94727
                                                                                       XX     35            32715

INTL BUSINESS MACHINES    COMMON STOCK   459200101       341736     2968               XX                    1968
                                                                                       XX     35             1000

INVITROGEN CORP           COMMON STOCK   46185R100       941452    11015               XX                    7210
                                                                                       XX     35             3805

JOHNSON & JOHNSON         COMMON STOCK   478160104      4266240    65766               XX                   51941
                                                                                       XX     35            13825

KIMBERLY CLARK CORP       COMMON STOCK   494368103       274338     4250               XX                    4250

KOSAN BIOSCIENCES INC     COMMON STOCK   50064W107        94200    60000               XX     35            60000

ELI LILLY & CO.           COMMON STOCK   532457108       206360     4000               XX                    4000

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
LINCOLN NATL CORP IND     COMMON STOCK   534187109      1251796    24073               XX                   15894
                                                                                       XX     35             8179

MATSUSHITA ELECTRIC       ADR            576879209       243152    11200               XX                   10400
INDL                                                                                   XX     35              800

MCDONALD'S CORP.          COMMON STOCK   580135101       256542     4600               XX                    4000
                                                                                       XX     35              600

MERCK & CO INC            COMMON STOCK   589331107      1824484    48076               XX                   29916
                                                                                       XX     35            18160

MICROSOFT CORP            COMMON STOCK   594918104      1003999    35377               XX                   25777
                                                                                       XX     35             9600

NOKIA CORP ADR A          COMMON STOCK   654902204       964099    30289               XX                   20489
                                                                                       XX     35             9800

NOVARTIS AG ADR           COMMON STOCK   66987V109      1614770    31520               XX                   20620
                                                                                       XX     35            10900

ORACLE CORP               COMMON STOCK   68389X105       637284    32581               XX                   23331
                                                                                       XX     35             9250

PEPSICO INC               COMMON STOCK   713448108      1159893    16065               XX                    8065
                                                                                       XX     35             8000

PFIZER INC                COMMON STOCK   717081103       294004    14047               XX                   13047
                                                                                       XX     35             1000

PORTLAND GENERAL          COMMON STOCK   736508847       602085    26700               XX                   16200
ELECTRIC CO                                                                            XX     35            10500

PROCTER & GAMBLE CO       COMMON STOCK   742718109      3425512    48887               XX                   31692
                                                                                       XX     35            17195

ROCKWELL AUTOMATION       COMMON STOCK   773903109       416525     7254               XX                    7254
INC

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
ROCKWELL COLLINS INC      COMMON STOCK   774341101       414566     7254               XX                    7254

SAN JUAN BASIN            COMMON STOCK   798241105       825948    22185               XX                   18785
ROYALTY TRUST                                                                          XX     35             3400

SCHLUMBERGER LTD          COMMON STOCK   806857108       232638     2674               XX                    2474
                                                                                       XX     35              200

SIGMA ALDRICH CORP        COMMON STOCK   826552101       763520    12800               XX                   11600
                                                                                       XX     35             1200

SONOSITE INC              COMMON STOCK   83568G104       327201    11509               XX                    7494
                                                                                       XX     35             4015

STATE STREET CORP         COMMON STOCK   857477103      1176468    14892               XX                    5955
                                                                                       XX     35             8937

SUNCOR ENERGY INC         COMMON STOCK   867229106       221605     2300               XX                    1250
                                                                                       XX     35             1050

3 M COMPANY               COMMON STOCK   88579Y101      3143284    39713               XX                   28373
                                                                                       XX     35            11340

UNION PACIFIC CORP        COMMON STOCK   907818108      1346581    10740               XX                    9044
                                                                                       XX     35             1696

V F CORP                  COMMON STOCK   918204108       458085     5910               XX                    5910

VERISIGN INC              COMMON STOCK   92343E102       209412     6300               XX                    3100
                                                                                       XX     35             3200

WYETH                     COMMON STOCK   983024100       670248    16050               XX                    3150
                                                                                       XX     35            12900

XILINX INC                COMMON STOCK   983919101       237500    10000               XX                    4050
                                                                                       XX     35             5950

ZIMMER HOLDINGS INC       COMMON STOCK   98956P102       455870     5855               XX                    3205
                                                                                       XX     35             2650

INGERSOLL RAND LTD        COMMON STOCK   G4776G101       209526     4700               XX                    4700

AS OF MARCH 31, 2008                            FORM 13F                          SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                  --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                                                      VOTING AUTHORITY
                                                                 SHARES OR    INVESTMENT             ------------------
                                           CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION   MANAGERS   (A)    (B)    (C)
NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE       AMOUNT   -------------  --------  ----  ------  ----
-----------------------  --------------  ---------  -----------  ---------  (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                            ---  ---  ---            ----  ------  ----
CLASS A

AGGREGATE TOTAL                                      69,847,052